Property and Equipment (Details) - Mafco Worldwide & Merisant - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	$ 75.4	$ 75.8	$ 73.2
Accumulated depreciation	(55.2)	(55.4)	(53.5)
Property and equipment, net	20.2	20.4	19.7	$ 20.6
Machinery, equipment and other
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	48.3	50.1	48.1
Land, land rights, buildings and building improvements
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	26.8	25.1	24.1
Construction in progress
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	$ 0.3	$ 0.6	$ 1.0